Leases	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES
10.	LEASES

At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease and finance lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

On September 1, 2022, the Company renewed a lease for plants with original lease term expired on August 31, 2022 and extended the lease term for another five years to August, 2027.

On November 7, 2023, the Company renewed an equipment lease with original leases term expired on August 20, 2023 and extended the lease term for another five years to February 19, 2028. The Company will have ownership of the equipment upon maturity of the leases.

On November 23, 2023, the Company renewed office leases by combining two leases that expired on November 31, 2023 and extending the lease term for another two years to November 30, 2025.

Balance sheet information related to ROU assets and lease liabilities are as follows:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Operating lease right-of-use assets	$2,574,601	$2,504,303
Operating lease right-of-use assets- accumulated amortization	(1,133,008)	(845,006)
Operating lease right-of-use assets, net	$1,441,593	$1,659,297

Operating lease liabilities, current	$517,985	$506,061
Operating lease liabilities, non-current	961,965	1,184,056
Total operating lease liabilities	$1,479,950	$1,690,117

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Finance lease right-of-use assets	$23,077	$22,429
Finance lease right-of-use assets- accumulated amortization	(7,162)	(4,641)
Finance lease right-of-use assets, net	$15,915	$17,788

Finance lease liabilities, current	$4,682	$4,454
Finance lease liabilities, non-current	11,739	13,709
Total finance lease liabilities	$16,421	$18,163

The weighted average remaining lease terms and discount rates for the operating lease as of September 30, 2024 and March 31, 2024 are as follows:

	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	2.83	3.24
Finance lease	3.39	3.89
Weighted average discount rate
Operating lease	4.74%	4.72%
Finance lease	4.30%	4.30%

(1)	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

The components of lease expense for the six months ended September 30, 2024 and 2023 are as follows:

	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease:
Operating lease expense	$293,719	$295,768
Short-term lease expense	22,314	4,290
Total operating lease expenses	316,033	300,058
Finance leases:
Amortization expense	2,326	-
Interest expense	372	-
Total finance lease expenses	2,698	-
Total lease expenses	$318,731	$300,058

For the six months ended September 30, 2024 and 2023, cash paid for operating leases are $287,263 and $288,667, and cash paid for finance leases are $2,580 and nil, respectively.

The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of September 30, 2024:

	Operating lease	Finance lease
Twelve months ending September 30,
2025	$294,148	$2,648
2026	551,533	5,296
2027	517,393	5,296
2028	215,580	4,414
Total lease payments	1,578,654	17,654
Less: imputed interest	(98,704)	(1,233)
Total lease liabilities	$1,479,950	$16,421